Vanguard Emerging Markets Government Bond Index Fund Investment Strategy - ETF Prospectus [Member] - Vanguard Emerging Markets Government Bond Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg USD Emerging Markets Government RIC Capped Index (the “Target Index”), which includes U.S. dollar-denominated bonds issued by emerging market governments and government-related issuers with maturities longer than one year. Bonds rated investment-grade or high-yield as determined by the Index Provider (or unrated bonds with an implied rating as determined by the Index Provider) are eligible for inclusion in the Target Index. The Target Index is capped to comply with investment company standards of the Internal Revenue Code. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of October 31, 2025, the dollar-weighted average maturity of the Target Index was 11.5 years.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.